Income taxes - Components of Tax (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 14,273	$ 13,286